FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	$ 63,194	$ 60,507
Foreign currency derivative contracts	18	28
Earn-out liability	(5,267)	(4,504)
Total financial assets	57,945	56,031
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Earn-out liability
Total financial assets
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	63,194	60,507
Foreign currency derivative contracts	18	28
Earn-out liability
Total financial assets	63,212	60,535
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Earn-out liability	(5,267)	(4,504)
Total financial assets	$ (5,267)	$ (4,504)